Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	$ 3,919	$ 2,303
Unrealized losses on available for sale securities	931	659
Depreciation of premises and equipment	2,331	765
Other-than-temporary impairment	455	452
Impairment - long lived asset	0	133
Deferred compensation	5,686	2,313
Employee benefit plans	904	380
Capital loss carry-forward	303	65
Alternative minimum tax credit carry-forward	168	0
Net operating loss carry-forward	81	0
Interest receivable on nonaccrual loans	139	159
Deferred other real estate owned expenses	21	38
Net unrealized loss on derivative instruments	160	284
Other	361	304
Total deferred tax assets	15,459	7,855
Less valuation allowance	(349)	(49)
Total deferred tax assets, net of valuation allowance	15,110	7,806
Deferred Tax Liabilities, Gross [Abstract]
Unrealized gains on available for sale securities	600	1,546
Goodwill and other intangibles	3,377	330
Deferred loan costs	407	844
Mortgage servicing asset	460	447
Merger expenses and purchase adjustments	561	0
Total deferred tax liabilities	5,405	3,167
Deferred tax assets, net	$ 9,705	$ 4,639